Basis of presentation	12 Months Ended
Dec. 31, 2017
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Basis of presentation
2.	Basis of presentation

(a)	Basis of consolidation

These consolidated financial statements include the accounts of Cronos Group Inc., Hortican Inc., Original BC Ltd., Peace Naturals Project Inc., Indigenous Roots Inc., Cronos Indigenous Holdings Inc., and Cronos Global Holdings Inc. All intercompany transactions, balances, revenues and expenses have been eliminated on consolidation. The Company applies the acquisition method to account for business combinations. Acquisition related costs are expensed as incurred.

(b)	Going concern

These consolidated financial statements have been prepared with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than through a process of forced liquidation. During the year ended December 31, 2017, the Company had negative cash flows from operations of $5,548 and was dependent on the Company’s ability to obtain additional financing. These circumstances may cast significant doubt on the Company’s ability to continue as a going concern and ultimately on the appropriateness of the use of the accounting principles applicable to a going concern. In assessing whether the going concern assumption was appropriate, management took into account all relevant information available, which was at least, but not limited to, the twelve month period subsequent to December 31, 2017. The Company is currently implementing various strategies, including the following:

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On February 27, 2018, Cronos became listed on the NASDAQ under the trading symbol “CRON”, providing access to a major U.S. exchange to raise financing in support of the Company’s growth and operations;

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In 2018, the Company announced strategic joint ventures in Canada and Australia, with MedMen Enterprises USA, LLC and NewSouthern Capital Pty Ltd., respectively, which are expected to enable the Company to expand its capacity and establish a low-cost, global footprint;

•	In 2018, the Company has raised an additional $146,000 in gross proceeds through two common share offerings; and

•	The Company has available, $33,696 of additional liquidity available under its construction loan, which includes $5,000 contingent upon an appraisal of OGBC.

The Company believes that based on its previous success in raising capital, and the availability under its construction loan, any shortfall in its cash flows is expected to be mitigated by the Company’s ability to access other sources of liquidity.

(c)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors on April 27, 2018.

(d)	Basis of measurement

Apart from certain assets and liabilities measured at fair value as required under certain IFRSs, the consolidated financial statements have been presented and prepared on the basis of historical cost.

(e)	Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company and all of its subsidiaries.

(f)	Estimates and critical judgments by management

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates are reviewed periodically and adjustments are made as appropriate in the year they become known. Items for which actual results may differ materially from these estimates are described in the following section.

(i)	Warrants and options

Warrants and options are initially recognized at fair value, based on the application of the Black-Scholes option pricing model. This pricing model requires management to make various assumptions and estimates which are susceptible to uncertainty, including the volatility of the share price, expected dividend yield, expected term of the warrant or option and expected risk-free interest rate.

(ii)	Useful lives and impairment of long-lived assets

Long-lived assets are defined as property, plant and equipment and intangible assets. Depreciation is dependent upon estimates of useful lives and impairment is dependent upon estimates of recoverable amounts. These are determined through the exercise of judgment, and are dependent upon estimates that take into account factors such as economic and market conditions, frequency of use, anticipated changes in laws, and technological improvements.

(iii)	Impairment of cash-generating units and goodwill

The impairment test for cash generating units (“CGUs”) to which goodwill is allocated is based on the value in use of the CGU, determined in accordance with the expected cash flow approach. The calculation is based on assumptions used to estimate future cash flows, the cash flow growth rate and the discount rate.

(iv)	Fair value of privately held financial assets available-for-sale

The Company’s management considers specific information about the investee companies, trends in general market conditions, and the share performance of similar publicly traded companies when valuing the Company’s privately held investments.

Management considers the following factors to indicate a change in the fair value, or impairment of, a privately held investment, and may adjust the value if:

a. there has been significant subsequent equity financing provided by outside investors at a value which differs from the current recorded value of the investee company, in which case the fair value of the investment is adjusted to equal the value at which that financing took place;

b. there have been significant corporate, political, legal, or operating events affecting the investee company such that management believes they will materially impact the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to fair value of the investment will be based on management’s judgment;

c. the investee company is placed into receivership or bankruptcy;

d. based on financial information received from the investee company, it is evident that the investee company is unlikely to be able to continue as a going concern;

e. receipt or denial by the investee company of medical marijuana licenses from Health Canada, which allow the investee company to initiate or continue operations; and

f. management changes by the investee company that the Company’s management believes will have an impact on the investee company’s ability to achieve its objectives and build value for shareholders.

(v)	Income taxes

Income taxes and tax exposures recognized in the consolidated financial statements reflect management’s best estimate of the outcome based on facts known at the reporting date. When the Company anticipates a future income tax payment based on its estimates, it recognizes a liability. The difference between the expected amount and the final tax outcome has an impact on current and deferred taxes when the Company becomes aware of this difference.

In addition, when the Company incurs losses for income tax purposes, it assesses the probability of taxable income being available in the future based on its budgeted forecasts. These forecasts are adjusted to take into account certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses. When the forecasts indicate that sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences.

(vii)	Biological assets and inventory

Biological assets, consisting of cannabis plants, are measured at fair value less costs to sell. At the point of harvest, the biological assets are transferred to inventory at fair value less costs to sell. As a result, critical estimates related to the valuation of biological assets are also applicable to inventory.

Determining the fair value less costs to sell requires the Company to make assumptions about the expected future yield from the cannabis plants, the value associated with each stage of the plants’ growth cycle, estimated selling price, costs to convert harvested cannabis into finished goods, and costs to sell. The Company’s estimates are, by their nature, subject to change.